Long-term Debt - Schedule of Borrowings (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 377,831		$ 378,434
Less: current portion	(36,826)		(15,525)
Non-current portion	341,005		362,909
Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	300,608		298,107		$ 295,796
Less: current portion	(8,135)
Non-current portion	292,473
Gold Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	63,310		67,145	$ 68,592
Less: current portion	(14,778)
Non-current portion	48,532
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,913	$ 18.0	$ 13,182		$ 19,466